Stock-Based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock	12 Months Ended
Dec. 31, 2019 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning, Unvested shares	1,000
Number of Shares Outstanding, Vested	(1,000)